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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 033-85014




                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                           POLARIS II VARIABLE ANNUITY
                          PROSPECTUS DATED MAY 1, 2007

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THE SUPPLEMENT FILED ON NOVEMBER 5, 2007 IS MODIFIED AS FOLLOWS:

     THE MARKETLOCK FOR LIFE PLUS FEATURE IS CURRENTLY NOT AVAILABLE FOR SALE.








Dated: December 10, 2007


                Please keep this Supplement with your Prospectus


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